Financial Instruments - Summary of Carrying Amounts and Fair Value of Financial Assets and Liabilities (Detail) - MXN ($) $ in Thousands	Sep. 30, 2025	Jan. 01, 2025	Dec. 31, 2024	Sep. 30, 2024	Dec. 31, 2023
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	$ 395,027,504		$ 88,841,826	$ 93,129,060	$ 68,747,376
Sundry debtors	34,947,398		26,789,620
Investments in associates	2,731,475		2,692,938
Mexican Government Bonds	21,344,007		35,279,002
Other assets	40,889,962		32,330,944
Financial liabilities measured at fair value			(108,972,467)
Suppliers	(517,098,247)		(505,989,382)
Accounts and accrued expenses payable	(78,500,601)		(72,773,222)
Debt	(1,736,977,257)	$ (143,403,700)	(1,745,481,072)
Derivative financial instruments
Disclosure of detailed information about financial instruments [line items]
Financial liabilities measured at fair value	(74,368,918)
Financial assets at amortized cost
Disclosure of detailed information about financial instruments [line items]
Mexican Government Bonds	21,461,387		35,875,353
Derivative financial instruments
Disclosure of detailed information about financial instruments [line items]
Financial assets measured at fair value	16,238,196		9,203,958
Equity instruments
Disclosure of detailed information about financial instruments [line items]
Financial assets measured at fair value			962,783
Total carrying amount
Disclosure of detailed information about financial instruments [line items]
Financial assets measured at fair value	16,238,196		10,166,741
Cash and cash equivalents	395,027,504		88,841,826
Customers	118,557,988		126,733,175
Officials and employees	5,942,564		5,541,324
Sundry debtors	34,947,398		26,789,620
Investments in associates	2,731,475		2,692,938
Notes receivable	940,737		1,021,778
Mexican Government Bonds	21,461,387		35,875,353
Other assets	4,724,617		7,927,877
Financial assets not measured at fair value	584,333,670		295,423,891
Financial liabilities measured at fair value	(74,368,918)		(108,972,467)
Suppliers	(517,098,247)		(505,989,382)
Accounts and accrued expenses payable	(78,500,601)		(72,773,222)
Leases	(44,778,650)		(46,825,266)
Debt	(1,843,473,939)		(1,978,772,255)
Total	(2,483,851,437)		(2,604,360,125)
Total carrying amount | Other financial liabilities
Disclosure of detailed information about financial instruments [line items]
Suppliers	(517,098,247)		(505,989,382)
Accounts and accrued expenses payable	(78,500,601)		(72,773,222)
Leases	(44,778,650)		(46,825,266)
Debt	(1,843,473,939)		(1,978,772,255)
Total	(2,483,851,437)		(2,604,360,125)
Total carrying amount | Derivative financial instruments
Disclosure of detailed information about financial instruments [line items]
Financial liabilities measured at fair value	(74,368,918)		(108,972,467)
Total carrying amount | FVTPL
Disclosure of detailed information about financial instruments [line items]
Financial assets measured at fair value	16,238,196		9,203,958
Financial liabilities measured at fair value	(74,368,918)		(108,972,467)
Total carrying amount | FVTPL | Derivative financial instruments
Disclosure of detailed information about financial instruments [line items]
Financial liabilities measured at fair value	(74,368,918)		(108,972,467)
Total carrying amount | FVOCI – equity instruments
Disclosure of detailed information about financial instruments [line items]
Financial assets measured at fair value	0		962,783
Total carrying amount | Financial assets at amortized cost
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	395,027,504		88,841,826
Customers	118,557,988		126,733,175
Officials and employees	5,942,564		5,541,324
Sundry debtors	34,947,398		26,789,620
Investments in associates	2,731,475		2,692,938
Notes receivable	940,737		1,021,778
Mexican Government Bonds	21,461,387		35,875,353
Other assets	4,724,617		7,927,877
Financial assets not measured at fair value	584,333,670		295,423,891
Total carrying amount | Derivative financial instruments
Disclosure of detailed information about financial instruments [line items]
Financial assets measured at fair value	16,238,196		9,203,958
Total carrying amount | Derivative financial instruments | FVTPL
Disclosure of detailed information about financial instruments [line items]
Financial assets measured at fair value	16,238,196		9,203,958
Total carrying amount | Equity instruments
Disclosure of detailed information about financial instruments [line items]
Financial assets measured at fair value			962,783
Total carrying amount | Equity instruments | FVOCI – equity instruments
Disclosure of detailed information about financial instruments [line items]
Financial assets measured at fair value			962,783
Level 1
Disclosure of detailed information about financial instruments [line items]
Mexican Government Bonds	21,344,007		35,279,002
Level 2
Disclosure of detailed information about financial instruments [line items]
Debt	(1,736,977,257)		(1,745,481,072)
Level 2 | Derivative financial instruments
Disclosure of detailed information about financial instruments [line items]
Financial liabilities measured at fair value	(74,368,918)		(108,972,467)
Level 2 | Derivative financial instruments
Disclosure of detailed information about financial instruments [line items]
Financial assets measured at fair value	$ 16,238,196		9,203,958
Level 2 | Equity instruments
Disclosure of detailed information about financial instruments [line items]
Financial assets measured at fair value			$ 962,783